Note 13 - Income (Loss) per Common Share (Details) - Potential Dilutive Common Shares	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2010 Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	605,005	570,005	552,388	596,388